Fair value measurements - Significant Unobservable Inputs (Details) $ in Thousands	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Significant Unobservable Inputs
Equity securities	$ 405,200	$ 380,000
Derivative assets	11,400	4,100
Derivative liabilities	(9,500)	(5,100)
Contingent consideration	(28,200)	(28,800)
Common stocks
Significant Unobservable Inputs
Equity securities	228,100	222,300
Level 3
Significant Unobservable Inputs
Equity securities	0	0
Derivative assets	10,100	4,100
Derivative liabilities	(9,300)	(4,600)
Contingent consideration	(28,200)	(28,800)
Level 3 | Common stocks
Significant Unobservable Inputs
Equity securities	0	0
Level 3 | Share price of recent transaction | Private equity securities
Significant Unobservable Inputs
Equity securities	32,500	32,500
Level 3 | Share price of recent transaction | Preferred Stock1
Significant Unobservable Inputs
Equity securities	$ 17,500
Level 3 | Share price of recent transaction | Preferred Stock 2
Significant Unobservable Inputs
Equity securities		800
Level 3 | Share price of recent transaction | Common stocks
Significant Unobservable Inputs
Equity securities		$ 300
Level 3 | Share price of recent transaction | Purchase share price | Private equity securities
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	40.6	40.63
Level 3 | Share price of recent transaction | Purchase price | Preferred Stock1
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	7.74
Level 3 | Share price of recent transaction | Purchase price | Preferred Stock 2
Significant Unobservable Inputs
Equity securities measurement input		$ 800
Level 3 | Share price of recent transaction | Purchase price | Common stocks
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		10.0
Level 3 | Multiple of GAAP book value | Private Equity Securities 1
Significant Unobservable Inputs
Equity securities	$ 14,200	$ 14,700
Level 3 | Multiple of GAAP book value | Book value multiple | Private Equity Securities 1
Significant Unobservable Inputs
Equity Securities, Input	0.9	0.9
Level 3 | Purchase price of recent transaction | Loan participation
Significant Unobservable Inputs
Equity securities	$ 20,000
Level 3 | Purchase price of recent transaction | Preferred Stock 2
Significant Unobservable Inputs
Equity securities	12,200
Level 3 | Purchase price of recent transaction | Private debt instrument
Significant Unobservable Inputs
Private debt instrument	7,200	$ 9,000
Level 3 | Purchase price of recent transaction | Private Equity Funds 3
Significant Unobservable Inputs
Equity securities	5,100
Level 3 | Purchase price of recent transaction | Preferred Stock 3
Significant Unobservable Inputs
Equity securities	4,800	4,600
Level 3 | Purchase price of recent transaction | Private Equity Securities 4
Significant Unobservable Inputs
Equity securities	1,000
Level 3 | Purchase price of recent transaction | Private Equity Securities 2
Significant Unobservable Inputs
Equity securities	300
Level 3 | Purchase price of recent transaction | Private Debt Instrument 1
Significant Unobservable Inputs
Private debt instrument		6,000
Level 3 | Purchase price of recent transaction | Common stocks
Significant Unobservable Inputs
Equity securities		900
Level 3 | Purchase price of recent transaction | Private Debt Instrument 2
Significant Unobservable Inputs
Private debt instrument		200
Level 3 | Purchase price of recent transaction | Purchase price | Preferred Stock 2
Significant Unobservable Inputs
Equity securities measurement input	12,200
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument
Significant Unobservable Inputs
Debt securities	$ 9,000	9,000
Level 3 | Purchase price of recent transaction | Purchase price | Private Equity Funds 3
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	7.74
Level 3 | Purchase price of recent transaction | Purchase price | Preferred Stock 3
Significant Unobservable Inputs
Equity securities measurement input	$ 4,800
Level 3 | Purchase price of recent transaction | Purchase price | Private Equity Securities 4
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	10.0
Level 3 | Purchase price of recent transaction | Purchase price | Private Equity Securities 2
Significant Unobservable Inputs
Equity securities measurement input	$ 300
Level 3 | Purchase price of recent transaction | Purchase price | Private Debt Instrument 1
Significant Unobservable Inputs
Debt securities		$ 6,000
Level 3 | Purchase price of recent transaction | Purchase price | Common stocks
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		1.88
Level 3 | Purchase price of recent transaction | Purchase price | Private Debt Instrument 2
Significant Unobservable Inputs
Debt securities		$ 200
Level 3 | Purchase price of recent transaction | Average share price | Preferred Stock 3
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		1.88
Level 3 | Third party appraisal | Weather derivatives
Significant Unobservable Inputs
Derivative assets	7,000	$ 3,900
Level 3 | Third party appraisal | Interest rate cap
Significant Unobservable Inputs
Derivative assets		200
Level 3 | Third party appraisal | Currency swaps
Significant Unobservable Inputs
Derivative liabilities	(3,600)	(4,600)
Level 3 | Third party appraisal | Currency forwards
Significant Unobservable Inputs
Derivative liabilities	2,700
Level 3 | Third party appraisal | Currency forwards
Significant Unobservable Inputs
Derivative liabilities	(5,700)
Level 3 | Third party appraisal | Broker quote | Weather derivatives
Significant Unobservable Inputs
Derivative asset	7,000	3,900
Level 3 | Third party appraisal | Broker quote | Interest rate cap
Significant Unobservable Inputs
Derivative asset		200
Level 3 | Third party appraisal | Broker quote | Currency swaps
Significant Unobservable Inputs
Derivative assets, Input	3,600	4,600
Level 3 | Third party appraisal | Broker quote | Currency forwards
Significant Unobservable Inputs
Derivative assets, Input	2,700
Level 3 | Third party appraisal | Broker quote | Currency forwards
Significant Unobservable Inputs
Derivative assets, Input	5,700
Level 3 | Option pricing model
Significant Unobservable Inputs
Equity securities	400
Level 3 | Option pricing model | Strike price
Significant Unobservable Inputs
Equity securities measurement input	200
Level 3 | External valuation model
Significant Unobservable Inputs
Contingent consideration	(28,200)	(28,800)
Level 3 | External valuation model | Discounted future payments
Significant Unobservable Inputs
Contingent consideration, Input	$ (28,200)	$ (28,800)